Investment Objectives and Goals - Connors Hedged Equity Fund	Mar. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Connors Hedged Equity Fund (the “Fund”) seeks to achieve capital appreciation and secondarily income generation, with lower volatility than U.S. equity markets.